Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Vessels	Our fleet currently consists of the following vessels:

Vessel Name	Vessel Design	Year Built
Seajacks Scylla	NG14000	2015
Seajacks Zaratan	NG5500	2012
Seajacks Leviathan	NG2500	2009
Seajacks Hydra	NG2500	2014
Seajacks Kraken	NG2500	2009